CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Class A common stock Common Stock	Class A Common Stock Not Subject To Redemption [Member] Common Stock	Class B common stock Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 17, 2021		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 17, 2021		0
Statements of Changes in Stockholders' Deficit
Net income (loss)						9,169,605	9,169,605
Balance at the end at Dec. 31, 2021	$ 0		$ 863	$ 0	0	(34,576,312)	(34,575,449)
Balance at the end (in shares) at Dec. 31, 2021	0		8,625,000	0
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption						(218,133)	(218,133)
Net income (loss)						15,556,968	15,556,968
Balance at the end at Jun. 30, 2022			$ 863			(19,237,477)	(19,236,614)
Balance at the end (in shares) at Jun. 30, 2022			8,625,000
Balance at the beginning at Dec. 31, 2021	$ 0		$ 863	$ 0	0	(34,576,312)	(34,575,449)
Balance at the beginning (in shares) at Dec. 31, 2021	0		8,625,000	0
Statements of Changes in Stockholders' Deficit
Excise tax payable attributable to redemption of common stock							0
Net income (loss)							18,757,827
Balance at the end at Sep. 30, 2022			$ 863			(17,252,043)	(17,251,180)
Balance at the end (in shares) at Sep. 30, 2022			8,625,000
Balance at the beginning at Dec. 31, 2021	$ 0		$ 863	$ 0	0	(34,576,312)	(34,575,449)
Balance at the beginning (in shares) at Dec. 31, 2021	0		8,625,000	0
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption						(3,743,935)	(3,743,935)
Net income (loss)						24,256,284	24,256,284
Balance at the end at Dec. 31, 2022			$ 863			(14,063,963)	(14,063,100)
Balance at the end (in shares) at Dec. 31, 2022			8,625,000
Balance at the beginning at Jun. 30, 2022			$ 863			(19,237,477)	(19,236,614)
Balance at the beginning (in shares) at Jun. 30, 2022			8,625,000
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption						(1,215,425)	(1,215,425)
Net income (loss)						3,200,859	3,200,859
Balance at the end at Sep. 30, 2022			$ 863			(17,252,043)	(17,251,180)
Balance at the end (in shares) at Sep. 30, 2022			8,625,000
Balance at the beginning at Dec. 31, 2022			$ 863			(14,063,963)	(14,063,100)
Balance at the beginning (in shares) at Dec. 31, 2022			8,625,000
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption						(4,450,363)	(4,450,363)
Contribution - non redemption agreements					884,554		884,554
Fair value of shareholder non-redemption agreements					$ (884,554)		(884,554)
Excise tax payable attributable to redemption of common stock						(3,173,873)	(3,173,873)
Net income (loss)						1,870,068	1,870,068
Balance at the end at Jun. 30, 2023			$ 863			(19,818,131)	(19,817,268)
Balance at the end (in shares) at Jun. 30, 2023			8,625,000
Balance at the beginning at Dec. 31, 2022			$ 863			(14,063,963)	(14,063,100)
Balance at the beginning (in shares) at Dec. 31, 2022			8,625,000
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption							(4,849,325)
Excise tax payable attributable to redemption of common stock							(3,173,873)
Net income (loss)							762,879
Balance at the end at Sep. 30, 2023			$ 863			(21,324,282)	(21,323,419)
Balance at the end (in shares) at Sep. 30, 2023			8,625,000
Balance at the beginning at Jun. 30, 2023			$ 863			(19,818,131)	(19,817,268)
Balance at the beginning (in shares) at Jun. 30, 2023			8,625,000
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption						(398,962)	(398,962)
Net income (loss)						(1,107,189)	(1,107,189)
Balance at the end at Sep. 30, 2023			$ 863			$ (21,324,282)	$ (21,323,419)
Balance at the end (in shares) at Sep. 30, 2023			8,625,000